Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Scheudle of Business Interests Into Reportable Segments

The Company classifies its business interests into reportable segments which are Trxade, Community and Other.

Three Months Ended March 31, 2019	Trxade, Inc.	Community Specialty Pharmacy, LLC	Other	Total
Revenue	$1,043,810	$442,423	$26,288	$1,512,521
Segment Assets	$1,474,690	$186,496	$1,638,295	$3,299,481
Segment Profit/Loss	$542,151	$(6,797)	$(410,125)	$125,229

Our chief operating decision makers direct the allocation of resources to operating segments based on the profitability, cash flows, and growth opportunities of each respective segment.

Year Ended December 31, 2018	Trxade, Inc.	Community Specialty Pharmacy, LLC	Other
Revenue	$3,407,822	$395,418	$28,538
Gross Profit	$3,407,822	$(34,971)	$9,878
Segment Assets	$822,412	$112,123	$1,293,052
Segment Profit/Loss	$1,371,615	$(116,588)	$(1,245,989)